UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

325th Quarterly Report

June 30, 2011

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund declined -5.2% during the second quarter of 2011 compared to the Standard and Poor’s 500 Index which grew 0.1% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which increased 2.3%. For the first six months of the year, CGM Mutual Fund decreased
-6.3%, the S&P 500 increased 6.0% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index grew 2.7%.

The second quarter of 2011 unfolded much like the first quarter when the Gross Domestic Product increased only 1.9%. Though the sluggish housing sector and relatively high unemployment numbers have hindered the economic recovery since it began, just one year earlier, first quarter GDP growth was a much higher 3.1%. The Conference Board’s Consumer Confidence Index dipped to 58.5 in June from a revised 61.7 in May, making June’s the lowest level thus far this year. Also, the current 9.1% unemployment rate is unusually high given the economic recovery has been underway for two years.

Still, there were a few bits of good news scattered within the gloomier broader indicators. April employment numbers surprised to the upside coming in at 232,000 versus an estimate of 185,000 (though they were subsequently revised downward by 15,000). April non-farm payrolls were first reported to be up by 268,000 which, if true, would have been the largest increase since February 2006. The markets reacted enthusiastically, but the euphoria was somewhat misplaced and short-lived. May’s new jobs numbers logged in at a truly dismal 83,000 (and, as it turned out, even April’s number was revised down twice to a non-record-setting 241,000). Many economists point to May as a “soft patch,” citing falling commodity prices in the first week of the month, including a decline of 15% in crude oil and 27% in silver futures.

On roughly the same schedule, the yield on the 10-year US Treasury bond fell from 3.58% on April 7 to 3.17% on May 9 and eventually to a low of 2.87% on June 24, 2011. This decrease may be attributable to the slowdown or perhaps a “flight to safety” given the resurfacing financial difficulties of Greece and Europe. In fact, the second quarter of 2011 bore a striking resemblance to the second quarter of 2010 when headlines struck fear with talk of a relapse to recession, the economic turmoil in Greece and, instead of oil gushing into the Gulf of Mexico last year, business supply chain disruptions as a result of the Japanese earthquake and tsunami were making the news for most of the second quarter of this year. This week, however, more encouraging reports on the refinancing of Greek debt have emerged and today (July 1), the Institute of Supply Management announced an increase in manufacturing activity from 53.5 in May to 55.3 for June reducing fears of further economic slowdown and providing investors with a welcome shot of optimism which drove the S&P 500 Index up 5.6% for the week.

The Federal Reserve Board has vowed to keep monetary policy loose until the economy seems to be on a stronger footing, and on Wednesday, June 22, the Fed announced it will keep interest rates low “for an extended period.” The quantitative easing program commenced last November ended June 30 on schedule and without mention of a new initiative. While the so-called QE2 may have kept a lid on interest rates, there is little economic recovery to show for the $600 billion bond buying program.

In the meantime, corporate profits continue to increase at a good clip with estimates of $94 per share of the S&P 500 Index on June 30, positioning the market at an earnings yield of 7.1%. We believe it is a rare opportunity when the market capitalizes earnings at this level with 10-year Treasury bonds yielding roughly 3%.

On June 30, 2011, CGM Mutual Fund was approximately 26% invested in government securities and corporate bonds. The three largest positions in the equity portion of the portfolio were in the oil service, retail and vehicle assembly industries. The Fund’s three largest equity holdings were National Oilwell Varco, Inc., Halliburton Company and Bed Bath & Beyond Inc.

Robert L. Kemp President

July 1, 2011

1

CGM MUTUAL FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2011

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+91.7%	+ 6.7%
5 Years	+24.0	+ 4.4
1 Year	+21.8	+21.8
3 Months	– 5.2	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the cumulative total return and the average annual total return for the 10 year period ended June 30, 2011 would have been lower.

2

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2011

(unaudited)

COMMON STOCKS

Industry	Percent of net assets
Oil Service	17.7%
Retail	15.6
Vehicle Assembly	5.3
Banks — Money Center	5.2
Oil — Independent Production	5.2
Computer Software and Services	4.9
Services	4.6
Peripherals	3.8
Coal and Other Minerals and Ores	3.0
Health Care Services	3.0
Copper	2.2
Managed Healthcare	1.8
Real Estate Investment Trusts	1.3

BONDS

Industry	Percent of net assets
United States Treasury	19.6%
Beverages and Tobacco	6.4

SCHEDULE OF INVESTMENTS as of June 30, 2011

(unaudited)

COMMON STOCKS — 73.6% OF TOTAL NET ASSETS

	Shares	Value(a)
Banks – Money Center — 5.2%
Citigroup Inc.	650,000	$ 27,066,000

Coal and Other Minerals and Ores — 3.0%
Walter Energy, Inc.	137,000	15,864,600

Computer Software and Services — 4.9%
Baidu, Inc. ADR (b)(c)	182,000	25,503,660

Copper — 2.2%
Freeport-McMoRan Copper & Gold Inc.	220,000	11,638,000

Health Care Services — 3.0%
Herbalife Ltd.	270,000	15,562,800

Managed Healthcare — 1.8%
UnitedHealth Group Incorporated	185,000	9,542,300

Oil – Independent Production — 5.2%
Occidental Petroleum Corporation	263,000	27,362,520

See accompanying notes to financial statements.

3

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2011 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Oil Service — 17.7%
Baker Hughes Incorporated	360,000	$ 26,121,600
Halliburton Company	560,000	28,560,000
National Oilwell Varco, Inc.	390,000	30,501,900
Schlumberger Limited	90,000	7,776,000
		92,959,500
Peripherals — 3.8%
Western Digital Corporation (c)	550,000	20,009,000

Real Estate Investment Trusts —1.3%
Digital Realty Trust, Inc.	110,000	6,795,800

Retail — 15.6%
Abercrombie & Fitch Co.	15,000	1,003,800
Bed Bath & Beyond Inc. (c)	485,000	28,309,450
Ross Stores, Inc.	330,000	26,439,600
Tiffany & Co.	330,000	25,911,600
		81,664,450

Services — 4.6%
priceline.com Incorporated (c)	47,500	24,316,675

Vehicle Assembly — 5.3%
Ford Motor Company (c)	2,000,000	27,580,000
TOTAL COMMON STOCKS (Identified cost $372,164,804)		385,865,305

BONDS — 26.0% OF TOTAL NET ASSETS

	Face Amount
Beverages and Tobacco — 6.4%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	33,721,104

United States Treasury — 19.6%
United States Treasury Notes, 0.375%, 08/31/2012	22,500,000	22,529,880
United States Treasury Notes, 0.375%, 10/31/2012	71,400,000	71,469,758
United States Treasury Notes, 0.750%, 03/31/2013	8,500,000	8,549,810
		102,549,448
TOTAL BONDS (Identified cost $127,310,688)		136,270,552

SHORT-TERM INVESTMENT — 0.3% OF TOTAL NET ASSETS

American Express Credit Corporation, 0.03%, 07/01/11 (Cost $1,730,000)	1,730,000	1,730,000

TOTAL INVESTMENTS — 99.9% (Identified cost $501,205,492)		523,865,857
Cash and receivables		31,261,287
Liabilities		(30,927,700)

TOTAL NET ASSETS — 100.0%		$524,199,444

(a)

See note 2A.

(b)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(c)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

(unaudited)

Assets

Investments at value (Identified cost— $501,205,492)		$ 523,865,857
Cash		3,440
Receivable for:
Securities sold	$30,617,442
Shares of the Fund sold	4,460
Dividends and interest	635,945	31,257,847
Total assets		555,127,144
Liabilities
Payable for:
Securities purchased	29,643,490
Shares of the Fund redeemed	810,437	30,453,927
Accrued expenses:
Management fees	377,564
Trustees’ fees	16,465
Accounting, administration and compliance expenses	14,771
Transfer agent fees	36,439
Other expenses	28,534	473,773
Total liabilities		30,927,700
Net Assets		$ 524,199,444
Net assets consist of:
Capital paid-in		$ 553,146,309
Undistributed net investment income		2,523
Accumulated net realized losses on investments		(31,609,753)
Net unrealized appreciation on investments		22,660,365
Net Assets		$ 524,199,444
Shares of beneficial interest outstanding, no par value		18,992,848
Net asset value per share*		$27.60

*

Shares of the Fund are sold and redeemed at net asset value ($524,199,444 ÷ 18,992,848).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2011

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $2,466)	$ 1,499,781
Interest	1,442,236
2,942,017
Expenses:
Management fees	2,471,284
Trustees’ fees	32,283
Accounting, administration and compliance expenses	92,456
Custodian fees and expenses	57,418
Transfer agent fees	196,618
Audit and tax services	20,943
Legal	23,351
Printing	30,709
Registration fees	14,432
2,939,494
Net investment income	2,523

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gains on investments and foreign currency transactions	52,838,405
Net unrealized depreciation	(89,606,906)
Net realized and unrealized losses on investments and foreign currency transactions	(36,768,501)
Change in Net Assets from Operations	$(36,765,978)

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations
Net investment income	$ 2,523	$ 5,065,211
Net realized gains on investments and foreign currency transactions	52,838,405	67,041,495
Net unrealized appreciation (depreciation)	(89,606,906)	8,722,739
Change in net assets from operations	(36,765,978)	80,829,445

From Distributions to Shareholders
Net investment income	—	(5,064,903)
	—	(5,064,903)

From Capital Share Transactions
Proceeds from sale of shares	9,820,400	24,901,876
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	—	4,496,145
	9,820,400	29,398,021
Cost of shares redeemed	(42,245,524)	(61,024,980)
Change in net assets derived from capital share transactions	(32,425,124)	(31,626,959)
Total change in net assets	(69,191,102)	44,137,583
Net Assets
Beginning of period	593,390,546	549,252,963
End of period (including undistributed net investment income of $2,523 and $0 at June 30, 2011 and December 31, 2010, respectively)	$ 524,199,444	$ 593,390,546

Number of shares of the Fund:
Issued from sale of shares	339,013	929,015
Issued in connection with reinvestment of:
Dividends from net investment income	—	171,204
	339,013	1,100,219
Redeemed	(1,490,370)	(2,378,838)
Net change	(1,151,357)	(1,278,619)

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$29.46		$25.64	$22.56	$31.80	$27.78	$27.89
Net investment income (a)	—		0.25	0.45	0.31	0.32	0.45
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(1.86)		3.82	3.08	(9.25)	10.33	1.09
Total from investment operations	(1.86)		4.07	3.53	(8.94)	10.65	1.54
Dividends from net investment income	—		(0.25)	(0.45)	(0.30)	(0.33)	(0.45)
Distribution from net short-term realized gains	—		—	—	—	(6.22)	(1.20)
Distribution from net long-term realized gains	—		—	—	—	(0.08)	—
Total distributions	—		(0.25)	(0.45)	(0.30)	(6.63)	(1.65)
Net increase (decrease) in net asset value	(1.86)		3.82	3.08	(9.24)	4.02	(0.11)
Net asset value at end of period	$27.60		$29.46	$25.64	$22.56	$31.80	$27.78
Total return (%)	(6.3)		16.0	15.9	(28.2)	38.5	5.5

Ratios:
Operating expenses to average net assets (%)	1.06	*	1.08	1.09	1.05	1.05	1.07
Net investment income to average net assets (%)	—	*	0.96	1.97	1.07	1.03	1.55
Portfolio turnover (%)	448	*	342	417	466	444	504
Net assets at end of period (in thousands) ($)	524,199		593,391	549,253	489,887	648,122	504,574

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

 *   Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2011

(unaudited)

1.

Organization — CGM Mutual Fund (“Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2011 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of June 30, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$385,865,305	$ —	$ —

Debt Securities
United States Treasury	—	102,549,448	—
Corporate	—	33,721,104	—
Commercial Paper	—	1,730,000	—
Total	$385,865,305	$138,000,552	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2010 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$2,523	$ —	$17,099,610

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2011 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$506,766,247	$28,316,838	$(11,217,228)	$17,099,610

At December 31, 2010, the Fund had available for tax purposes, capital loss carryovers of $24,782,962 expiring December 31, 2017 and $59,665,196 expiring December 31, 2016.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annualized basis. The tax character of distributions paid during the period ended December 31, 2010 and 2009 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2010	$5,064,903	$ —	$5,064,903
2009	$9,872,248	$ —	$9,872,248

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

4.

Purchases and sales of securities — For the period ended June 30, 2011, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,239,193,280 and $1,249,209,460, respectively. For long-term government obligations, there were $8,537,891 of purchases and $29,523,828 of sales.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2011, the Fund incurred management fees of $2,471,284, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $92,456, for the period ended June 30, 2011, is shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $74,484 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2011, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

12

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 to June 30, 2011.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period* 01/01/11 – 06/30/11
Actual	$1,000.00	$ 936.86	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.30

*

Expenses are equal to the Fund’s annualized expense ratio of 1.06%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

13

CGM MUTUAL FUND

25 YEAR INVESTMENT RECORD DECEMBER 31, 1985 — JUNE 30, 2011 (unaudited)
IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1985
On December 31	— AND HAD TAKEN ALL DIVIDENDS AND DISTRIBUTIONS IN CASH			OR — HAD REINVESTED ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
	The Net Asset Value of Your Shares Would Have Been	During the Year You Would Have Received		The Value of Your Original Investment At Each Year End Would Have Been	Which Would Represent
		Per Share Capital Gains Distributions of	Per Share Income Distributions of		An Annual Total Return of	A Cumulative Change Expressed As An Index With December 31, 1985 = 100.0
1985	$21.53					100.0
1986	22.86	$ 2.75	$ 0.94	$ 26.93	+ 25.1%	125.1
1987	20.40	4.52	1.06	30.62	+ 13.7	142.2
1988	19.94	—	1.10	31.60	+ 3.2	146.8
1989	22.34	0.95	0.93	38.46	+ 21.7	178.7
1990	21.64	—	0.93*	38.88	+ 1.1	180.7
1991	26.80	2.64	0.97	54.78	+ 40.9	254.6
1992	26.02	1.42	0.93	58.12	+ 6.1	270.1
1993	28.88	1.93	0.86	70.79	+ 21.8	329.0
1994	25.05	—	1.04	63.92	– 9.7	297.1
1995	29.43	0.89	0.77	79.45	+ 24.3	369.3
1996	31.42	4.15	0.74	98.28	+ 23.7	456.8
1997	25.52	7.81	0.67	106.34	+ 8.2	494.3
1998	26.36	0.25	0.98	115.06	+ 8.2	534.8
1999	27.28	3.54	0.84	138.65	+ 20.5	644.4
2000	23.38	—	0.73	122.57	– 11.6	569.6
2001	20.47	—	0.20	108.35	– 11.6	503.5
2002	16.65	—	0.41	90.04	– 16.9	418.4
2003	23.00	—	0.23	125.79	+ 39.7	584.5
2004	25.33	—	0.16	139.50	+ 10.9	648.2
2005	27.89	0.83	0.31	159.87	+ 14.6	742.8
2006	27.78	1.20	0.45	168.66	+ 5.5	783.7
2007	31.80	6.30	0.33	233.59	+ 38.5	1085.4
2008	22.56	—	0.30	167.72	– 28.2	779.3
2009	25.64	—	0.45	194.39	+ 15.9	903.2
2010	29.46	—	0.25	225.49	+ 16.0	1047.7
2011 (6/30)	27.60	—	—	211.28	– 6.3	981.7
Totals		$39.18	$16.58		+ 881.7
* Includes $0.05 per share distributed from paid-in capital. Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted. The adviser waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2011 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling

800-SEC-0330.

Advisory Agreement Approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2011, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. Despite the comparatively weak performance for the three-year period ended December 31, 2010, the Board noted the strong performance of the Fund for the one-year, five-year and ten-year periods ended December 31, 2010 and that for such time periods the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports (ranking in the first percentile for both the five-year and ten-year periods ended December 31, 2010), and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM’s investment style, as well as the fact that the Fund experienced net redemptions in 2010, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of other balanced mutual funds included in the Lipper reports, but concluded that this was reasonable due to the Fund’s performance and the fact that the Fund maintained a higher percentage of equities in its portfolio and had a more active investment style than many other balanced mutual funds. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. The Board noted that CGM had reviewed with the Board the significant differences in scope of services provided to the Fund and to several other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and CGM’s focus on best execution.

16

CGM MUTUAL FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

17

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR211

Printed in U.S.A.

CGM

Realty Fund

69th Quarterly Report

June 30, 2011

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 3.5% during the second quarter of 2011 compared to the Standard and Poor’s 500 Index which grew 0.1% and the FTSE NAREIT Equity REITs Index which increased 3.6%. For the first six months of the year, CGM Realty Fund increased 8.9% and the S&P 500 increased 6.0% while the FTSE NAREIT Equity REITs Index grew 10.2%.

The second quarter of 2011 unfolded much like the first quarter when the Gross Domestic Product increased only 1.9%. Though the sluggish housing sector and relatively high unemployment numbers have hindered the economic recovery since it began, just one year earlier, first quarter GDP growth was a much higher 3.1%. The Conference Board’s Consumer Confidence Index dipped to 58.5 in June from a revised 61.7 in May, making June’s the lowest level thus far this year. Also, the current 9.1% unemployment rate is unusually high given the economic recovery has been underway for two years.

Still, there were a few bits of good news scattered within the gloomier broader indicators. April employment numbers surprised to the upside coming in at 232,000 versus an estimate of 185,000 (though they were subsequently revised downward by 15,000). April non-farm payrolls were first reported to be up by 268,000 which, if true, would have been the largest increase since February 2006. The markets reacted enthusiastically, but the euphoria was somewhat misplaced and short-lived. May’s new jobs numbers logged in at a truly dismal 83,000 (and, as it turned out, even April’s number was revised down twice to a non-record-setting 241,000). Many economists point to May as a “soft patch,” citing falling commodity prices in the first week of the month, including a decline of 15% in crude oil and 27% in silver futures.

On roughly the same schedule, the yield on the 10-year US Treasury bond fell from 3.58% on April 7 to 3.17% on May 9 and eventually to a low of 2.87% on June 24, 2011. This decrease may be attributable to the slowdown or perhaps a “flight to safety” given the resurfacing financial difficulties of Greece and Europe. In fact, the second quarter of 2011 bore a striking resemblance to the second quarter of 2010 when headlines struck fear with talk of a relapse to recession, the economic turmoil in Greece and, instead of oil gushing into the Gulf of Mexico last year, business supply chain disruptions as a result of the Japanese earthquake and tsunami were making the news for most of the second quarter of this year. This week, however, more encouraging reports on the refinancing of Greek debt have emerged and today (July 1), the Institute of Supply Management announced an increase in manufacturing activity from 53.5 in May to 55.3 for June reducing fears of further economic slowdown and providing investors with a welcome shot of optimism which drove the S&P 500 Index up 5.6% for the week.

The Federal Reserve Board has vowed to keep monetary policy loose until the economy seems to be on a stronger footing, and on Wednesday, June 22, the Fed announced it will keep interest rates low “for an extended period.” The quantitative easing program commenced last November ended June 30 on schedule and without mention of a new initiative. While the so-called QE2 may have kept a lid on interest rates, there is little economic recovery to show for the $600 billion bond buying program.

In the meantime, corporate profits continue to increase at a good clip with estimates of $94 per share of the S&P 500 Index on June 30, positioning the market at an earnings yield of 7.1%. We believe it is a rare opportunity when the market capitalizes earnings at this level with 10-year Treasury bonds yielding roughly 3%.

On June 30, 2011, CGM Realty Fund was approximately 87.6% invested in real estate investment trusts, including 26.1% in residential REITs, 20.9% in retail REITs, 14.2% in lodging and resorts REITs, 12.2% in office and industrial REITs, 4.9% in self storage REITs, 4.9% in specialty REITs and 4.4% in diversified REITs. The Fund’s three largest holdings were Simon Property Group, Inc. (retail), CB Richard Ellis Group, Inc. (real estate services) and SL Green Realty Corp. (office and industrial REIT).

Robert L. Kemp President

July 1, 2011

1

CGM REALTY FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2011

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+504.8%	+19.7%
5 Years	+ 54.2	+ 9.0
1 Year	+ 41.2	+41.2
3 Months	+ 3.5	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

2

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2011

(unaudited)

COMMON STOCKS

Real Estate Investment Trusts	Percent of net assets
Residential	26.1%
Retail	20.9
Lodging and Resorts	14.2
Office and Industrial	12.2
Self Storage	4.9
Specialty	4.9
Diversified	4.4
Other Common Stocks	Percent of net assets
Real Estate Services	11.8%

SCHEDULE OF INVESTMENTS as of June 30, 2011

(unaudited)

COMMON STOCKS — 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 87.6%

	Shares	Value(a)

Diversified — 4.4%
Vornado Realty Trust	845,000	$ 78,737,100

Lodging and Resorts — 14.2%
DiamondRock Hospitality Company	7,788,006	83,565,304
Host Hotels & Resorts, Inc.	6,120,490	103,742,306
LaSalle Hotel Properties	2,490,000	65,586,600
		252,894,210
Office and Industrial — 12.2%
Boston Properties, Inc.	920,000	97,667,200
SL Green Realty Corp	1,450,000	120,161,500
		217,828,700
Residential — 26.1%
AvalonBay Communities, Inc.	755,000	96,942,000
Camden Property Trust	950,000	60,439,000
Equity Residential	1,630,000	97,800,000
Essex Property Trust, Inc.	695,000	94,026,550
Home Properties, Inc.	1,579,860	96,181,877
UDR, Inc.	830,000	20,376,500
		465,765,927

See accompanying notes to financial statements.

3

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2011 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)

Retail — 20.9%
Simon Property Group, Inc.	1,085,673	$ 126,187,773
Tanger Factory Outlet Centers, Inc.	2,695,000	72,145,150
Taubman Centers, Inc.	1,595,000	94,424,000
The Macerich Company	1,510,000	80,785,000
		373,541,923
Self Storage — 4.9%
Public Storage	780,000	88,927,800

Specialty — 4.9%
Digital Realty Trust, Inc.	1,407,200	86,936,816

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,273,719,472)		1,564,632,476

OTHER COMMON STOCKS — 11.8%

Real Estate Services — 11.8%
CB Richard Ellis Group, Inc. (b)	4,830,000	121,281,300
Jones Lang LaSalle Incorporated	940,000	88,642,000
		209,923,300
TOTAL OTHER COMMON STOCKS (Identified cost $140,030,025)		209,923,300

TOTAL COMMON STOCKS (Identified cost $1,413,749,497)		1,774,555,776

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
	Face Amount
American Express Credit Corporation, 0.03%, 07/01/11 (Cost $9,920,000)	$9,920,000	9,920,000

TOTAL INVESTMENTS — 100.0% (Identified cost $1,423,669,497)		1,784,475,776
Cash and receivables		8,826,602
Liabilities		(8,136,877)
TOTAL NET ASSETS — 100.0%		$1,785,165,501

(a)

See note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

(unaudited)

Assets

Investments at value (Identified cost — $1,423,669,497)		$1,784,475,776
Cash		48,191
Receivable for:
Securities sold	$4,001,309
Shares of the Fund sold	1,315,167
Dividends and interest	3,461,935	8,778,411
Total assets		1,793,302,378
Liabilities
Payable for:
Securities purchased	3,615,879
Shares of the Fund redeemed	3,234,503	6,850,382
Accrued expenses:
Management fees	1,126,284
Trustees’ fees	25,336
Accounting, administration and compliance expenses	29,793
Transfer agent fees	38,599
Other expenses	66,483	1,286,495
Total liabilities		8,136,877
Net Assets		$1,785,165,501
Net assets consist of:
Capital paid-in		$1,676,526,607
Undistributed net investment income		3,149,476
Accumulated net realized losses on investments		(255,316,861)
Net unrealized appreciation on investments		360,806,279
Net Assets		$1,785,165,501
Shares of beneficial interest outstanding, no par value		61,315,545
Net asset value per share*		$29.11

*

Shares of the Fund are sold and redeemed at net asset value ($1,785,165,501 ÷ 61,315,545).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2011

(unaudited)

Investment Income

Income:
Dividends	$ 14,320,931
Interest	5,511
14,326,442
Expenses:
Management fees	6,696,913
Trustees’ fees	50,174
Accounting, administration and compliance expenses	186,484
Custodian fees and expenses	98,940
Transfer agent fees	247,336
Audit and tax services	20,943
Legal	78,352
Printing	50,836
Registration fees	28,768
Line of credit commitment fee	11,743
Miscellaneous expenses	3,602
7,474,091
Net investment income	6,852,351

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	75,304,525
Net unrealized appreciation	64,072,570
Net realized and unrealized gains on investments	139,377,095
Change in Net Assets from Operations	$146,229,446

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations
Net investment income	$ 6,852,351	$ 13,203,538
Net realized gains on investments	75,304,525	199,387,594
Net unrealized appreciation on investments and foreign currency transactions	64,072,570	157,637,228
Change in net assets from operations	146,229,446	370,228,360

From Distributions to Shareholders
Net investment income	(3,702,875)	(14,713,571)
	(3,702,875)	(14,713,571)

From Capital Share Transactions
Proceeds from sale of shares	160,353,426	278,922,275
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	2,894,217	11,818,173
	163,247,643	290,740,448
Cost of shares redeemed	(160,112,434)	(272,944,692)
Change in net assets derived from capital share transactions	3,135,209	17,795,756
Total change in net assets	145,661,780	373,310,545

Net Assets
Beginning of period	1,639,503,721	1,266,193,176
End of period (including undistributed net investment income of $3,149,476 and $0 at June 30, 2011 and December 31, 2010, respectively)	$1,785,165,501	$1,639,503,721

Number of shares of the Fund:
Issued from sale of shares	5,706,707	11,899,065
Issued in connection with reinvestment of:
Dividends from net investment income	97,154	472,838
	5,803,861	12,371,903
Redeemed	(5,684,115)	(11,830,365)
Net change	119,746	541,538

See accompanying notes to financial statements.

6

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$26.79		$20.88	$16.22	$31.45	$27.06	$27.19

Net investment income (a)	0.11		0.22	0.61	0.72	0.27	0.45

Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.27		5.93	4.79	(15.34)	9.06	7.37
Total from investment operations	2.38		6.15	5.40	(14.62)	9.33	7.82

Dividends from net investment income	(0.06)		(0.24)	(0.62)	(0.61)	(0.25)	(0.45)
Distribution from net short-term realized gains	—		—	—	—	(2.08)	(0.42)
Distribution from net long-term realized gains	—		—	—	—	(2.61)	(7.08)
Distribution from tax return of capital	—		—	(0.12)	—	—	—
Total distributions	(0.06)		(0.24)	(0.74)	(0.61)	(4.94)	(7.95)

Net increase (decrease) in net asset value	2.32		5.91	4.66	(15.23)	4.39	(0.13)
Net asset value at end of period	$29.11		$26.79	$20.88	$16.22	$31.45	$27.06
Total return (%)	8.9		29.5	34.4	(46.9)	34.4	29.0

Ratios:
Operating expenses to average net assets (%)	0.87	*	0.89	0.93	0.86	0.86	0.88
Net investment income to average net assets (%)	0.80	*	0.93	3.73	2.62	0.86	1.49
Portfolio turnover (%)	83	*	133	170	218	200	160

Net assets at end of period (in thousands) ($)	1,785,166		1,639,504	1,266,193	1,042,063	1,998,461	1,474,746

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

 *

Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2011

(unaudited)

1.

Organization — CGM Realty Fund (“Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2011 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices

determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of June 30, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,774,555,776	$ —	$ —

Debt Securities
Commercial Paper	—	9,920,000	—
Total	$1,774,555,776	$9,920,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2010 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$3,149,476	$ —	$358,345,054

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2011 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,426,130,722	$360,745,436	$(2,400,382)	$358,345,054

At December 31, 2010, the Fund had available for tax purposes, capital loss carryovers of $229,541,228 expiring December 31, 2017 and $96,718,469 expiring December 31, 2016.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The tax characterization of distributions is determined on an annualized basis. The tax character of distributions paid during the period ended December 31, 2010 and 2009 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
2010	$14,713,571	$ —	$ —	$14,713,571
2009	$36,994,606	$ —	$7,362,440	$44,357,046

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporation and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2011 purchases and sales of securities other than United States government obligations and short-term investments aggregated $742,035,900 and $728,823,425, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2011, the Fund incurred management fees of $6,696,913, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $186,484, for the period ended June 30, 2011, is shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $136,257 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 30, 2011, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Funds’ average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.125% per annum through June 15, 2011 and then incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly through June 13, 2012. There were no borrowings under the line of credit during the period ended June 30, 2011.

7.

Affiliated issuers — Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2011:

Name of Issuer	Number of Shares Held December 31, 2010	Gross Purchases	Gross Sales	Number of Shares Held June 30, 2011	Dividend Income	Market Value June 30, 2011

DiamondRock Hospitality Company*	7,788,006	—	—	7,788,006	$ —	$83,565,304
Total					$ —	$83,565,304

 * Position is no longer considered an affiliated issuer.

8.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

13

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 to June 30, 2011.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period* 01/01/11 – 06/30/11
Actual	$1,000.00	$1,088.79	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.35

*

Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2011 are available without charge, upon request by calling 800-345-4048.The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory Agreement Approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2011, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the one-year, five-year and ten-year periods ended December 31, 2010 and that for such time periods the Fund exceeded the median performance for the other mutual funds included in the Lipper reports (ranking in the first percentile for both the five-year and ten-year periods ended December 31, 2010). The Board noted the weak performance of the Fund for the three-year period ended December 31, 2010. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given CGM’s investment style and performance, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board considered that the advisory fee paid by the Fund was somewhat above the median for its Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style and the long-term performance of the Fund. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. The Board noted that CGM had reviewed with the Board the significant differences in scope of services provided to the Fund and to several other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

16

CGM REALTY FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

17

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR211

Printed in U.S.A.

CGM

Focus Fund

55th Quarterly Report

June 30, 2011

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund declined -5.2% during the second quarter of 2011 compared to the Standard and Poor’s 500 Index which grew 0.1%. For the first six months of the year, CGM Focus Fund decreased
-8.2% and the S&P 500 increased 6.0%.

The second quarter of 2011 unfolded much like the first quarter when the Gross Domestic Product increased only 1.9%. Though the sluggish housing sector and relatively high unemployment numbers have hindered the economic recovery since it began, just one year earlier, first quarter GDP growth was a much higher 3.1%. The Conference Board’s Consumer Confidence Index dipped to 58.5 in June from a revised 61.7 in May, making June’s the lowest level thus far this year. Also, the current 9.1% unemployment rate is unusually high given the economic recovery has been underway for two years.

Still, there were a few bits of good news scattered within the gloomier broader indicators. April employment numbers surprised to the upside coming in at 232,000 versus an estimate of 185,000 (though they were subsequently revised downward by 15,000). April non-farm payrolls were first reported to be up by 268,000 which, if true, would have been the largest increase since February 2006. The markets reacted enthusiastically, but the euphoria was somewhat misplaced and short-lived. May’s new jobs numbers logged in at a truly dismal 83,000 (and, as it turned out, even April’s number was revised down twice to a non-record-setting 241,000). Many economists point to May as a “soft patch,” citing falling commodity prices in the first week of the month, including a decline of 15% in crude oil and 27% in silver futures.

On roughly the same schedule, the yield on the 10-year US Treasury bond fell from 3.58% on April 7 to 3.17% on May 9 and eventually to a low of 2.87% on June 24, 2011. This decrease may be attributable to the slowdown or perhaps a “flight to safety” given the resurfacing financial difficulties of Greece and Europe. In fact, the second quarter of 2011 bore a striking resemblance to the second quarter of 2010 when headlines struck fear with talk of a relapse to recession, the economic turmoil in Greece and, instead of oil gushing into the Gulf of Mexico last year, business supply chain disruptions as a result of the Japanese earthquake and tsunami were making the news for most of the second quarter of this year. This week, however, more encouraging reports on the refinancing of Greek debt have emerged and today (July 1), the Institute of Supply Management announced an increase in manufacturing activity from 53.5 in May to 55.3 for June reducing fears of further economic slowdown and providing investors with a welcome shot of optimism which drove the S&P 500 Index up 5.6% for the week.

The Federal Reserve Board has vowed to keep monetary policy loose until the economy seems to be on a stronger footing, and on Wednesday, June 22, the Fed announced it will keep interest rates low “for an extended period.” The quantitative easing program commenced last November ended June 30 on schedule and without mention of a new initiative. While the so-called QE2 may have kept a lid on interest rates, there is little economic recovery to show for the $600 billion bond buying program.

In the meantime, corporate profits continue to increase at a good clip with estimates of $94 per share of the S&P 500 Index on June 30, positioning the market at an earnings yield of 7.1%. We believe it is a rare opportunity when the market capitalizes earnings at this level with 10-year Treasury bonds yielding roughly 3%.

On June 30, 2011, CGM Focus Fund’s three largest positions were in the oil service, retail and health care services industries. The Fund’s three largest holdings were priceline.com Incorporated (online travel), Herbalife Ltd. and National Oilwell Varco, Inc.

Robert L. Kemp President

July 1, 2011

CGM FOCUS FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2011

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+186.9%	+11.1%
5 Years	+ 10.1	+ 1.9
1 Year	+ 28.8	+28.8
3 Months	– 5.2	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The adviser limited the Fund’s total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund’s cumulative total return and average annual total return for the ten year period would have been lower.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2011

(unaudited)

COMMON STOCKS

Industry	Percent of net assets
Oil Service	16.7%
Retail	16.1
Health Care Services	8.1
Services	6.6
Computer Software and Services	5.8
Heavy Capital Goods	5.5
Oil — Independent Production	5.5
Vehicle Assembly	5.5
Banks-Money Center	5.3
Auto Parts	5.0
Media	5.0
Peripherals	4.9
Copper	3.6
Hotels and Restaurants	3.5
Financial Services — Miscellaneous	1.2
Miscellaneous	0.9
Metals and Mining	0.3

SCHEDULE OF INVESTMENTS as of June 30, 2011

(unaudited)

COMMON STOCKS — 99.5% OF TOTAL NET ASSETS

	Shares	Value(a)

Auto Parts – 5.0%
BorgWarner Inc. (b)	1,580,000	$ 127,648,200

Banks - Money Center – 5.3%
Citigroup Inc.	3,300,000	137,412,000

Computer Software and Services – 5.8%
Baidu, Inc. ADR (b)(c)(d)	1,060,000	148,537,800

Copper – 3.6%
Freeport-McMoRan Copper & Gold Inc.	1,740,000	92,046,000

Financial Services - Miscellaneous – 1.2%
Discover Financial Services	1,150,000	30,762,500

Health Care Services – 8.1%
Aetna Inc.	1,140,000	50,262,600
Herbalife Ltd. (d)	2,740,000	157,933,600
		208,196,200
Heavy Capital Goods – 5.5%
Cummins Inc.	1,360,000	140,746,400

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2011 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Hotels and Restaurants – 3.5%
Wynn Resorts, Limited	630,000	$ 90,430,200

Media – 5.0%
CBS Corporation	4,540,000	129,344,600

Metals and Mining – 0.3%
Alpha Natural Resources, Inc. (b)	200,000	9,088,000

Miscellaneous – 0.9%
NIKE, Inc.	270,000	24,294,600

Oil - Independent Production – 5.5%
Occidental Petroleum Corporation	1,350,000	140,454,000

Oil Service – 16.7%
Baker Hughes Incorporated	1,830,000	132,784,800
Halliburton Company	2,740,000	139,740,000
National Oilwell Varco, Inc.	2,000,000	156,420,000
		428,944,800
Peripherals – 4.9%
Western Digital Corporation (b)	3,470,000	126,238,600

Retail – 16.1%
Bed Bath & Beyond Inc. (b)	2,530,000	147,676,100
Ross Stores, Inc.	1,710,000	137,005,200
Tiffany & Co.	1,657,200	130,123,344
		414,804,644
Services – 6.6%
priceline.com Incorporated (b)	330,000	168,936,900

Vehicle Assembly – 5.5%
Ford Motor Company (b)	10,350,000	142,726,500

TOTAL COMMON STOCKS (Identified cost $2,418,279,791)		2,560,611,944

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS

	Face Amount

American Express Credit Corporation, 0.03%, 07/01/11 (Cost $18,875,000)	$18,875,000	18,875,000

TOTAL INVESTMENTS — 100.2% (Identified cost $2,437,154,791)		2,579,486,944
Cash and receivables		144,897,330
Liabilities		(151,322,466)
TOTAL NET ASSETS — 100.0%		$2,573,061,808

(a)

See note 2A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)

The Fund has approximately 12% of its net assets at June 30, 2011 invested in companies incorporated in Cayman Islands.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

(unaudited)

Assets

Investments at value (Identified cost — $2,437,154,791)		$ 2,579,486,944
Cash		2,242
Receivable for:
Securities sold	$143,611,551
Shares of the Fund sold	143,521
Dividends and interest	1,140,016	144,895,088
Total assets		2,724,384,274
Liabilities
Payable for:
Securities purchased	136,119,381
Shares of the Fund redeemed	13,085,729	149,205,110
Accrued expenses:
Management fees	1,913,840
Trustees’ fees	39,182
Accounting, administration and compliance expenses	53,098
Transfer agent fees	70,894
Other expenses	40,342	2,117,356
Total liabilities		151,322,466
Net Assets		$ 2,573,061,808
Net assets consist of:
Capital paid-in		$ 5,223,763,203
Undistributed net investment loss		(3,272,723)
Accumulated net realized losses on investments		(2,789,760,825)
Net unrealized appreciation on investments		142,332,153
Net Assets		$ 2,573,061,808
Shares of beneficial interest outstanding, no par value		80,589,206
Net asset value per share*		$31.93

*

Shares of the Fund are sold and redeemed at net asset value ($2,573,061,808 ÷ 80,589,206).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2011

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $181,502)	$ 11,670,681
Interest	7,221
11,677,902
Expenses:
Management fees	13,484,255
Trustees’ fees	78,098
Accounting, administration and compliance expenses	332,359
Custodian fees and expenses	205,284
Transfer agent fees	543,069
Audit and tax services	20,943
Legal	132,070
Printing	100,610
Registration fees	22,169
Line of credit commitment fee	25,139
Miscellaneous expenses	6,629
14,950,625
Net investment loss	(3,272,723)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	404,354,425
Net unrealized depreciation	(661,851,107)
Net realized and unrealized losses on investments	(257,496,682)
Change in Net Assets from Operations	$ (260,769,405)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations
Net investment loss	$ (3,272,723)	$ (11,418,061)
Net realized gains on investments	404,354,425	423,654,029
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(661,851,107)	21,382,088
Change in net assets from operations	(260,769,405)	433,618,056

From Capital Share Transactions
Proceeds from sale of shares	110,213,443	358,042,998
Cost of shares redeemed	(538,837,248)	(1,169,502,832)
Change in net assets derived from capital share transactions	(428,623,805)	(811,459,834)
Total change in net assets	(689,393,210)	(377,841,778)

Net Assets
Beginning of period	3,262,455,018	3,640,296,796
End of period (includes undistributed net investment loss of $3,272,723 and $0 at June 30, 2011 and December 31, 2010, respectively)	$2,573,061,808	$3,262,455,018

Number of shares of the Fund:
Issued from sale of shares	3,231,718	11,968,845
Redeemed	(16,403,434)	(40,554,759)
Net change	(13,171,716)	(28,585,914)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(unaudited)		2010	2009	2008		2007	2006
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$34.80		$29.75	$26.96	$52.49		$34.68	$33.40

Net investment income (loss) (a)(b)	(0.04)		(0.11)	(0.03)	0.20		0.06	0.82
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(2.83)		5.16	2.85	(25.51)		27.71	4.19
Total from investment operations	(2.87)		5.05	2.82	(25.31)		27.77	5.01

Dividends from net investment income	—		—	(0.03)	(0.22)		(0.05)	(0.81)
Distribution from net short-term realized gains	—		—	—	—		(8.21)	—
Distribution from net long-term realized gains	—		—	—	—		(1.70)	(2.92)
Total distributions	—		—	(0.03)	(0.22)		(9.96)	(3.73)

Net increase (decrease) in net asset value	(2.87)		5.05	2.79	(25.53)		17.81	1.28
Net asset value at end of period	$31.93		$34.80	$29.75	$26.96		$52.49	$34.68
Total return (%)	(8.2)		17.0	10.5	(48.2)		80.0	15.0	(c)

Ratios:
Operating expenses to average net assets (%)	1.03	*	1.03	1.02	0.97		0.99	1.02
Dividends and interest on short positions to average net assets (%)	—	*	—	0.21	0.39		0.28	0.18
Total expenses to average net assets (%)	1.03	*	1.03	1.23	1.36		1.27	1.20

Net investment income to average net assets (%)	(0.22)	*	(0.36)	(0.10)	0.44		0.14	2.23
Portfolio turnover (%)	554	*	363	464	504	(d)	384	333
Net assets at end of period (in thousands) ($)	2,573,062		3,262,455	3,640,297	4,178,899		5,536,114	2,272,039

(a)	Net investment income (loss) per share excluding all related short sale income and
	expenses ($)	(0.04)	(0.11)	0.03	0.32	(0.02)	0.36
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	In 2006, the Fund’s total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, the total return would have been 0.01% less.
(d)	Portfolio turnover excludes the impact of assets resulting from a merger with the CGM Capital Development Fund.
*	Computed on an annualized basis

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2011

(unaudited)

1.

Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2011 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of June 30, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$2,560,611,944	$ —	$ —

Debt Securities
Commercial Paper	—	18,875,000	—
Total	$2,560,611,944	$18,875,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2010 and has concluded that no

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

provisions for federal income tax is required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$130,133,978

The identified cost of investments in securities, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2011 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,449,352,966	$175,359,548	$(45,225,570)	$130,133,978

At December 31, 2010, the Fund had available for tax purposes, capital loss carryovers of $1,572,159,776 expiring December 31, 2017 and $1,621,546,960 expiring December 31, 2016.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the period ended December 31, 2010 and 2009, were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2010	$ —	$ —	$ —
2009	$3,786,109	$ —	$3,786,109

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. For the period ended June 30, 2011, there were no short sales.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2011, purchases and sales of securities other than United States government obligations and short-term investments aggregated $8,057,927,244 and $8,484,718,042, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2011, the Fund incurred management fees of $13,484,255, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Oxley Act of 2002. The accounting, administration and compliance expense of $332,359, for the period ended June 30, 2011, is shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $232,092 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 30, 2011, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly, through October 17, 2011. There were no borrowings under the line of credit during the period ended June 30, 2011.

7.

Guarantees and Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 to June 30, 2011.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period* 01/01/11 – 06/30/11
Actual	$1,000.00	$ 917.53	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.14

*

Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2011 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory Agreement Approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2011, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other capital appreciation funds selected and provided by Lipper, Inc., an independent provider of investment company data. Despite the comparatively poor performance for the three-year period ended December 31, 2010, the Board noted the improved performance of the Fund for the one-year period ended December 31, 2010 and the strong performance of the Fund for the five-year and ten-year periods ended December 31, 2010 and that for such one-year, five-year, and ten-year time periods the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. The Board considered the Fund’s ability to sell securities short and the increased efforts on the part of CGM required to carry out these activities as Fund assets increase. Given the Fund’s investment style and performance, as well as the fact that the Fund experienced net redemptions in 2010, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board considered that the advisory fee paid by the Fund was above the median for its Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style and the historic performance of the Fund. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. The Board noted that CGM had reviewed with the Board the significant differences in scope of services provided to the Fund and to several other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

CGM FOCUS FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions n Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR211

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2011, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: August 22, 2011

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date: August 22, 2011